Accounts Receivable (Tables)	6 Months Ended
Jun. 30, 2025
Accounts Receivable
Schedule of accounts receivable

	June 30,	December 31,
	2025	2024

	(in US$’000)
Accounts receivable—third parties	146,607	155,155
Accounts receivable—related parties (Note 17(ii))	405	452
Allowance for credit losses	(45)	(70)
Accounts receivable, net	146,967	155,537

Schedule of aging analysis based on the relevant invoice dates

	June 30,	December 31,
	2025	2024

	(in US$’000)
Not later than 3 months	123,548	138,695
Between 3 months to 6 months	15,782	9,914
Between 6 months to 1 year	6,071	5,418
Later than 1 year	1,206	1,128
Accounts receivable—third parties	146,607	155,155

Schedule of movements on the allowance for credit losses

	2025	2024

	(in US$’000)
As at January 1	70	171
Increase in allowance for credit losses	42	25
Decrease in allowance due to subsequent collection	(68)	(168)
Exchange difference	1	(3)
As at June 30	45	25